--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 1997 through April 30, 1998.

The Fund had net assets of $232,126,629 and 1,969 active shareholders as of April 30, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,




\s\Steven W. Duff



Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Tax Exempt Investments (28.80%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,000,000  Board of Education, Pleasantville, NJ                           08/28/98    3.82%   $  3,003,570              SP-1+
     3,000,000  Borough of Paramus (b)                                          08/13/98    3.53       3,001,175
     1,240,000  Cape May County, NJ BAN - Series A (b)                          02/26/99    3.55       1,242,953
     5,275,000  City of New Brunswick, County of Middlesex, State of NJ BAN (b) 07/31/98    3.72       5,279,821
     3,000,000  Commonwealth of Puerto Rico TRAN - Series A                     07/30/98    3.53       3,006,907    MIG-1     SP-1+
     2,515,374  County of Camden, NJ BAN - Series 1998 A (b)                    02/09/99    3.65       2,521,026
     7,500,000  County of Essex, NJ BAN                                         08/07/98    3.86       7,506,511    MIG-1
     2,280,000  Fort Lee, NJ BAN (b)                                            05/22/98    3.85       2,280,378
     5,000,000  Jersey City, NJ BAN (b)                                         01/15/99    3.68       5,009,600
     5,000,000  Jersey City, NJ School Promissory Notes                         09/18/98    3.43       5,015,096    MIG-1     SP-1+
     5,000,000  Jersey City, NJ School Promissory Notes                         03/05/99    3.55       5,022,381    MIG-1     SP-1+
     2,630,000  Margate City, NJ (b)                                            03/03/99    3.60       2,633,549
     4,564,000  Montgomery Township, County of Somerset, NJ BAN (b)             12/11/98    3.74       4,569,645
     5,000,000  Township of Bloomfield, County of Essex BAN (b)                 06/03/98    3.85       5,000,431
     1,932,550  Township of Hopewell, County of Mercer, NJ BAN (b)              08/24/98    3.85       1,933,863
       950,000  Township of Hopewell, County of Mercer, NJ BAN (b)              01/27/99    3.65         952,038
     1,170,000  Township of Mount Olive, County of Morris, NJ BAN (b)           01/29/99    3.66       1,173,584
     1,750,000  Township of Nutley, County of Essex, NJ BAN (b)                 07/31/98    3.81       1,750,628
     2,053,000  Village Ridgefield Park, County of Bergen, NJ BAN (b)           09/24/98    3.90       2,055,363
     3,900,000  Wall Township, NJ BAN (b)                                       06/25/98    3.80       3,902,264
 -------------                                                                                      ------------
    66,759,924  Total Other Tax Exempt Investments                                                    66,860,783
 -------------                                                                                      ------------
Other Variable Rate Demand Instruments (c) (37.19%)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,900,000  Camden County Improvement Authority RB
                (Parkview Redevelopment Housing Proj.) - Series 1996
                LOC General Electric Capital Corporation                        07/01/26    4.10%   $  4,900,000              A1+
     8,165,000  Clipper, NJ Housing and Mortgage Finance Agency Home
                Buyer RB - Series 1996                                          10/01/21    4.10       8,165,000    MIG-1
     4,000,000  Mercer County, NJ Improvement Authority Pooled Government
                Loan Program Bond
                LOC Credit Suisse First Boston                                  11/01/98    3.95       4,000,000    VMIG-1    A1+
     3,965,000  New Jersey EDA (Pennwell Holdings LLC Project) - Series 1996 (b)
                LOC First Union National Bank                                   12/01/16    3.95       3,965,000
     2,500,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project) - Series 1993B
                LOC ABN AMRO Bank N.V.                                          12/01/27    3.95       2,500,000    VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $     600,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT- Bayonne Project) - Series 1993B
                LOC First National Bank of Chicago                              12/01/27    4.00%   $    600,000    VMIG-1
     1,895,000  New Jersey EDA Economic Growth Bonds - Series 1994A
                LOC National Westminster Bank PLC                               08/01/14    3.90       1,895,000      P1      A1+
     1,300,000  New Jersey EDA El Dorado Terminal (Dow Chemical) (b)            05/01/01    4.05       1,300,000
     1,000,000  New Jersey EDA El Dorado Terminal (Dow Chemical) (b)            05/01/03    4.05       1,000,000
     3,000,000  New Jersey EDA First Mortgage
                (Crane Mill Project) - Series 1997 C
                LOC Banque Paribas                                              02/01/04    4.15       3,000,000    VMIG-1
    10,000,000  New Jersey EDA First Mortgage RB
                (Wencharter Garden at Ward Homestead Proj.) - Series 1996B
                LOC Banque Paribas                                              04/01/06    4.15      10,000,000    VMIG-1    A2
     3,000,000  New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
                LOC First Union National Bank                                   12/01/08    3.95       3,000,000
     3,400,000  New Jersey EDA Manufacturing Facility RB
                (Commerce Center Project)
                LOC Bank of America                                             07/01/17    4.20       3,400,000              A1
     1,500,000  New Jersey EDA Natural Gas Facilities Refunding RB
                Series 1997 A
                AMBAC Insured                                                   09/01/27    3.90       1,500,000    VMIG-1    A1+
     2,700,000  New Jersey EDA RB (Hoffman LA Roche Inc. Project)
                LOC Bayerische Landesbank Girozentrale                          11/01/11    4.10       2,700,000     Aaa
     2,000,000  New Jersey EDA RB (Peddie School) - Series 1994B                02/01/19    4.05       2,000,000              A1
     1,000,000  New Jersey EDA RB (Peddie School) - Series 1996                 02/01/26    4.05       1,000,000              A1
     1,000,000  New Jersey EDA RB Sewage Facility
                LOC PNC Bank, N.A.                                              07/01/01    4.35       1,000,000      P1      A1
     2,500,000  New Jersey EDA Thermal Energy Facility RB
                LOC First National Bank of Chicago                              12/01/09    4.15       2,500,000    VMIG-1
     2,000,000  New Jersey EDA Water Facility (Elizabethtown Water Co.)
                AMBAC Insured                                                   06/01/27    4.10       2,000,000    VMIG-1    A1+
     2,600,000  New Jersey Sports & Exposition Authority SCB - Series C
                MBIA Insured                                                    09/01/24    3.85       2,600,000    VMIG-1    A1+
     2,085,000  New Jersey State EDA (Block Drug Corporation) - Series A
                LOC Trust Co. Bank of Atlanta                                   06/01/09    4.15       2,085,000      P1
     1,650,000  New Jersey State EDA (Block Drug Corporation) - Series B
                LOC Trust Co. Bank of Atlanta                                   06/01/09    4.15       1,650,000      P1
     3,250,000  New Jersey State EDA (Campus 130 Association)
                LOC The Bank of New York                                        12/01/11    4.55       3,250,000      P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
APRIL 30, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,791,500  New Jersey State EDA (Hartz & Rex Associates) (b)
                LOC Citibank                                                    01/01/12    4.22%   $  1,791,500
     2,725,000  New Jersey State EDA Industrial & Economic Development
                (FMC Corporation)
                LOC Wachovia Bank & Trust Co., N.A.                             06/01/22    4.15       2,725,000      P1      A2
     3,700,000  Port Authority of New York & New Jersey Special Obligation RB
                (Versatile Structure) - Series 6                                12/01/17    4.10       3,700,000    VMIG-1    A1+
     2,100,000  Port Authority of New York & New Jersey Versatile
                Structured Obligations                                          04/01/24    4.10       2,100,000    VMIG-1    A1+
     6,000,000  Port Authority of New York & New Jersey Versatile
                Structured Obligations                                          08/01/24    4.15       6,000,000    VMIG-1    A1+
 -------------                                                                                      ------------
    86,326,500  Total Other Variable Rate Demand Instruments                                          86,326,500
 -------------                                                                                      ------------

Put Bonds (d) (1.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                          09/01/98    3.80%   $  2,500,000    VMIG-1    A1+
 -------------                                                                                      ------------
     2,500,000  Total Put Bonds                                                                        2,500,000
 -------------                                                                                      ------------

Tax Exempt Commercial Paper (26.80%)
------------------------------------------------------------------------------------------------------------------------------------
 $   8,000,000  New Jersey EDA Exempt Facilities RB (Logan - 1992 Project) (d)
                LOC Union Bank of Switzerland                                   06/30/98    3.50%   $  8,000,000    VMIG-1    A1+
     3,000,000  New Jersey EDA Exempt Facilities RB (Logan - 1992 Project) (d)
                LOC Union Bank of Switzerland                                   05/05/98    3.25       3,000,000    VMIG-1    A1+
     2,700,000  New Jersey EDA Exempt Facilities RB (Logan - 1992 Project) (d)
                LOC Union Bank of Switzerland                                   05/12/98    3.50       2,700,000    VMIG-1    A1+
     1,500,000  New Jersey EDA Exempt Facilities RB (Logan - 1992 Project) (d)
                LOC Union Bank of Switzerland                                   05/19/98    3.50       1,500,000    VMIG-1    A1+
     3,600,000  New Jersey Educational Facilities Authority (d)
                (Princeton University) - Series 1997 A                          05/04/98    3.45       3,600,000      P1      A1+
     2,250,000  New Jersey Educational Facilities Authority (d)
                (Princeton University) - Series 1997 A                          07/01/98    3.30       2,250,000      P1      A1+
     1,000,000  New Jersey State EDA Exempt Facility RB (d)
                (Chambers Co-Generation Ltd. Partership)
                LOC Credit Locale De France                                     05/19/98    3.50       1,000,000    VMIG-1    A1+
     3,000,000  New Jersey State EDA Exempt Facility RB (d)
                (Chambers Co-Generation Ltd. Partnership)
                LOC Credit Locale De France                                     05/06/98    3.55       3,000,000    VMIG-1    A1+
     3,175,000  Port Authority of New York & New Jersey (d)                     05/04/98    3.25       3,175,000      P1      A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,450,000  Port Authority of New York & New Jersey (d)                     05/13/98    3.30%   $  3,450,000      P1      A1+
     3,900,000  Puerto Rico Government Development Bank                         05/01/98    3.50       3,900,000              A1+
     9,926,000  Puerto Rico Government Development Bank                         05/07/98    3.40       9,926,000              A1+
     1,705,000  Puerto Rico Government Development Bank                         05/12/98    3.40       1,705,000              A1+
     5,000,000  Puerto Rico Government Development Bank                         05/14/98    3.90       5,000,000              A1+
    10,000,000  The State of New Jersey TRAN                                    05/01/98    3.50      10,000,000      P1      A1+
 -------------                                                                                      ------------
    62,206,000  Total Tax Exempt Commercial Paper                                                     62,206,000
 -------------                                                                                      ------------
                Total Investments (93.87%) (Cost $217,893,283+)                                      217,893,283
                Cash and Other Assets, Net of Liabilities (6.13%)                                     14,233,346
                                                                                                    ------------
                Net Assets (100.00%)                                                                $232,126,629
                                                                                                    ============


                +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.


(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.


(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.

KEY:

     BAN      =   Bond Anticipation Note                          PCFA     =    Pollution Control Finance Authority

     EDA      =   Economic Development Authority                  RB       =    Revenue Bond

     IDRB     =   Industrial Development Revenue Bond



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
(UNAUDITED)
================================================================================





ASSETS


 Investments in securities at value (Cost $217,893,283)..........................     $   217,893,283

 Receivables:

     Securities sold.............................................................          13,889,049

     Interest ...................................................................           2,145,930

                                                                                      ---------------
       Total assets..............................................................         233,928,262
                                                                                      ---------------



LIABILITIES

 Due to custodian................................................................           1,174,887

 Accrued expenses................................................................             214,597

 Dividends payable...............................................................             412,149

                                                                                      ---------------
       Total liabilities.........................................................           1,801,633
                                                                                      ---------------

 Net assets......................................................................     $   232,126,629
                                                                                      ===============




 Net Asset Value, offering and redemption price per share:

 Class A Shares 230,241,675 Shares Outstanding (Note 3)..........................     $          1.00
                                                                                      ===============

 Class B Shares   1,900,995 Shares Outstanding (Note 3)..........................     $          1.00
                                                                                      ===============











--------------------------------------------------------------------------------
                         See Notes to Financial Statements

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)
================================================================================





INVESTMENT INCOME

 Income:
    Interest.....................................................................     $     4,130,316
                                                                                      ---------------

 Expenses: (Note 2)

    Investment management fee....................................................             355,900

    Administration fee...........................................................             249,130

    Shareholder servicing fee (Class A)..........................................             235,754

    Custodian fee................................................................              15,094

    Shareholder servicing and related shareholder expenses.......................              80,704

    Legal, compliance and filing fees............................................              15,982

    Audit and accounting.........................................................              31,904

    Directors' fees..............................................................               3,071

    Other........................................................................               7,386
                                                                                      ---------------

      Total expenses.............................................................             994,925
                                                                                      ---------------

 Net investment income...........................................................           3,135,391



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.........................................           -0-
                                                                                      ---------------

 Increase in net assets from operations..........................................     $     3,135,391
                                                                                      ===============








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                          Six Months
                                                                             Ended                    Year
                                                                        April 30, 1998                Ended
                                                                          (Unaudited)            October 31,1997
                                                                          -----------            ---------------



INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................      $     3,135,391          $     5,080,813
    Net realized gain (loss) on investments.......................            -0-                      -0-
                                                                        ---------------          ---------------
    Increase in net assets from operations........................            3,135,391                5,080,813
 Dividends to shareholders from net investment income:
        Class A...................................................      (     3,114,595)*        (     5,070,619)*
        Class B...................................................      (        20,796)*        (        10,194)*
 Capital share transactions (Note 3):
        Class A...................................................           12,697,023               66,108,849
        Class B...................................................            1,585,440          (        51,660)
                                                                        ---------------          ---------------
        Total increase (decrease).................................           14,282,463               66,057,189

 Net assets:
    Beginning of period...........................................          217,844,166              151,786,977
                                                                        ---------------          ---------------
    End of period.................................................      $   232,126,629          $   217,844,166
                                                                        ===============          ===============

*   Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

      b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c) Dividends and  Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
    (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption Shareholder servicing and related shareholder expenses are fees of $60,467 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.

At April 30, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $232,142,670. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                         April 30, 1998                    October 31, 1997
                                                --------------                    ----------------
 Sold...................................           291,898,723                        453,793,587
 Issued on reinvestment of dividends....             3,060,855                          4,856,342
 Redeemed...............................        (  282,262,555)                     ( 392,541,080)
                                                --------------                      -------------
 Net increase (decrease)................            12,697,023                         66,108,849
                                                ==============                      =============

                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                         April 30, 1998                    October 31, 1997
                                                --------------                    ----------------
 Sold...................................             3,881,442                             22,635
 Issued on reinvestment of dividends....                16,741                             10,117
 Redeemed...............................        (    2,312,743)                     (      84,412)
                                                --------------                      -------------
 Net increase (decrease)................             1,585,440                      (      51,660)
                                                ==============                      =============

4. Sales of Securities.

Accumulated undistributed net realized losses at April 30, 1998 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 35% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
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
6.  Financial Highlights.
                                                    Period                                  Year Ended
Class A                                             Ended                                   October 31,
-------                                                         ------------------------------------------------------------------
                                                April 30, 1998     1997         1996          1995           1994          1993
                                                --------------   --------     --------      --------       --------      --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........     $  1.00        $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  -------        --------     --------      --------       --------      --------
 Income from investment operations:
   Net investment income.....................        0.013          0.027        0.027         0.030          0.020         0.020
 Less distributions:
   Dividends from net investment income......     (  0.013)      (  0.027)    (  0.027)     (  0.030)      (  0.020)     (  0.020)
                                                  ---------      --------     --------      --------       --------      --------
 Net asset value, end of period..............     $  1.00        $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  =========      ========     ========      ========       ========      ========
 Total Return................................        2.69%*         2.70%        2.69%         3.08%          2.03%         1.98%
 Ratios/Supplemental Data
 Net assets, end of period (000).............     $230,226       $217,529     $151,421      $130,128       $105,929      $ 78,347
 Ratios to average net assets:
   Expenses..................................        0.84%*         0.86%+       0.78%+        0.72%          0.66%         0.61%
   Net investment income.....................        2.64%*         2.66%        2.65%         3.02%          2.02%         1.95%
   Management, administration & shareholder
     servicing fee waived ...................         -              -           0.06%         0.18%          0.26%         0.35%

                                                        Period                     Year                   February 9, 1996
Class B                                                 Ended                      Ended           (Commencement of offering) to
-------                                              April 30, 1998           October 31, 1997            October 31, 1996
                                                     --------------           ----------------            ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........           $   1.00                   $   1.00                    $   1.00
                                                        ---------                  ---------                   ---------
 Income from investment operations:
   Net investment income.....................               0.014                      0.029                       0.020
 Less distributions:
   Dividends from net investment income......           (   0.014)                 (   0.029)                  (   0.020)
                                                        ---------                  ---------                   ---------
 Net asset value, end of period..............           $   1.00                   $   1.00                    $   1.00
                                                        =========                  =========                   =========
 Total Return................................               2.91%*                     2.91%                       2.77%*
 Ratios/Supplemental Data
 Net assets, end of period (000).............           $   1,901                  $   315                     $   366
 Ratios to average net assets:
   Expenses..................................               0.63%*                     0.65%+                      0.61%*+
   Net investment income.....................               2.75%*                     2.88%                       2.72%*
   Management & administration fee waived....               -                          -                           -
   *  Annualized
   +  Includes expense offsets.


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
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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020




















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                                                  NEW JERSEY
                                                  DAILY
                                                  MUNICIPAL
                                                  INCOME
                                                  FUND, INC.





                                                  Semi-Annual Report
                                                    April 30, 1998
                                                     (Unaudited)

































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